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                  HUNTINGTON DIRECTOR OUTLOOK (SERIES II/IIR)
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-101950

   SUPPLEMENT DATED SEPTEMBER 1, 2006 TO THE PROSPECTUS DATED AUGUST 14, 2006
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             SUPPLEMENT DATED SEPTEMBER 1, 2006 TO YOUR PROSPECTUS

HUNTINGTON VA INCOME EQUITY FUND:

The Fund's investment objective, which appears in the table under the section entitled "The Funds," has been amended to:

    Current income and moderate appreciation of capital

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6013